UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greystone Investment Management, LLC
Address: 3805 Edwards Road
         Suite 180
         Cincinnati, OH  45209

13F File Number:  28-10016

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ruth Wesner Adams
Title:     Chief Operating Officer
Phone:     513-731-8444

Signature, Place, and Date of Signing:

     /s/ Ruth Wesner Adams     Cincinnati, OH     July 29, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $199,663 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCON INC                      COM SHS          H01301102     7858    67670 SH       Sole                    67670        0        0
AMERICAN EXPRESS CO            COM              025816109     5558   239171 SH       Sole                   239171        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100      296    10100 SH       Sole                    10100        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      720        8 SH       Sole                        8        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207     7300     2521 SH       Sole                     2521        0        0
BP PLC                         SPONSORED ADR    055622104      381     8000 SH       Sole                     8000        0        0
Canadian Oil Sands Tr New Unit Foreign Equity   13642L100    11583   484570 SH       Sole                   484570        0        0
Cheung Kong Hldgs Ltd Adr      ADR              166744201      505    43940 SH       Sole                    43940        0        0
Cheung Kong Holdings Ltd Ord   Foreign Equity   Y13213106     6612   580000 SH       Sole                   580000        0        0
COCA COLA CO                   COM              191216100      432     9001 SH       Sole                     9001        0        0
COMCAST CORP NEW               CL A SPL         20030N200     7273   515786 SH       Sole                   515786        0        0
COSTCO WHSL CORP NEW           COM              22160K105     5431   118630 SH       Sole                   118630        0        0
CREDIT SUISSE ASSET MGMT INC   COM              224916106       45    15770 SH       Sole                    15770        0        0
DEVON ENERGY CORP NEW          COM              25179M103     8803   161527 SH       Sole                   161527        0        0
DISNEY WALT CO                 COM DISNEY       254687106      563    24132 SH       Sole                    24132        0        0
ENCANA CORP                    COM              292505104      829    16756 SH       Sole                    16756        0        0
EXXON MOBIL CORP               COM              30231G102      918    13125 SH       Sole                    13125        0        0
GENERAL DYNAMICS CORP          COM              369550108     4724    85280 SH       Sole                    85280        0        0
Hang Lung Properties Ltd Shs   Foreign Equity   Y30166105    10042  3034000 SH       Sole                  3034000        0        0
Heineken Holdings Shs          Foreign Equity   N39338194     5789   182210 SH       Sole                   182210        0        0
Henderson Land Dev Co ltd Shs  Foreign Equity   Y31476107    10147  1812000 SH       Sole                  1812000        0        0
Henderson Ld Dev Ltd Spnsred   ADR              425166303      316    55020 SH       Sole                    55020        0        0
HERSHEY CO                     COM              427866108      241     6700 SH       Sole                     6700        0        0
INTEL CORP                     COM              458140100     5823   351836 SH       Sole                   351836        0        0
JOHNSON & JOHNSON              COM              478160104     8781   154587 SH       Sole                   154587        0        0
KRAFT FOODS INC                CL A             50075N104     4575   180530 SH       Sole                   180530        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540R409    11933   176022 SH       Sole                   176022        0        0
LEGG MASON INC                 COM              524901105      623    25535 SH       Sole                    25535        0        0
Longleaf Partners Fund N/L     Mutual Funds     543069108      660    33956 SH       Sole                    33956        0        0
MEDTRONIC INC                  COM              585055106     5654   162050 SH       Sole                   162050        0        0
MERCK & CO INC                 COM              589331107      482    17238 SH       Sole                    17238        0        0
MICROSOFT CORP                 COM              594918104     8508   357942 SH       Sole                   357942        0        0
Mitsubishi Estate Limited      ADR              606783207     5810    34795 SH       Sole                    34795        0        0
Nestle S A Sponsored           ADR              641069406     9674   257103 SH       Sole                   257103        0        0
NORTHROP GRUMMAN CORP          COM              666807102     3894    85240 SH       Sole                    85240        0        0
PROCTER & GAMBLE CO            COM              742718109     7217   141230 SH       Sole                   141230        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      718    14300 SH       Sole                    14300        0        0
SCHLUMBERGER LTD               COM              806857108      568    10500 SH       Sole                    10500        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102     7070   173415 SH       Sole                   173415        0        0
VANGUARD INDEX FDS             STK MRK ETF      922908769      902    19500 SH       Sole                    19500        0        0
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     6751   212155 SH       Sole                   212155        0        0
Vanguard Total Intl Index      Mutual Funds     921909602      579    48447 SH       Sole                    48447        0        0
WASHINGTON FED INC             COM              938824109      624    48006 SH       Sole                    48006        0        0
WELLS FARGO & CO NEW           COM              949746101     7153   294830 SH       Sole                   294830        0        0
Wheelock Properties Ltd Shs    Foreign Equity   Y95731108      482   836000 SH       Sole                   836000        0        0
XTO ENERGY INC                 COM              98385X106     4816   126267 SH       Sole                   126267        0        0